Organization	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
Mynd.ai, Inc. ("the Company"), a Cayman Islands company, provides global, end-to-end, learning solutions and collaboration tools to help teachers, schools, students, and professionals realize their greatest potential. The Company generates substantially all of its revenue through Promethean World Limited and its consolidated subsidiaries ("Promethean"). The Company's global headquarters is in Alpharetta, Georgia, U.S., and it conducts its business through its various subsidiaries throughout the world, with operations principally focused in the U.S., Europe, and the U.K.